                           JPMORGAN FUNDS

                    J.P. MORGAN MUTUAL FUND GROUP
                     JPMORGAN FLEMING JAPAN FUND
                         (ALL SHARE CLASSES)

                    SUPPLEMENT DATED JULY 30, 2004
                TO THE PROSPECTUS DATED MARCH 1, 2004



In the section titled "The Fund's Past Performance," the date in the second line of the chart titled "Average Annual Total Returns" is amended to read "December 31, 2003."

                                                                SUP-FJPR-704